BONDS AND SECURITIES AT AMORTIZED COST (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 266,991,967	R$ 175,207,077
Fair value	261,096,098	175,368,061
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	60,043,632	26,708,054
Fair value	59,988,685	26,853,215
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	148,260,712	108,111,315
Fair value	147,475,479	108,612,106
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	32,891,366	17,408,132
Fair value	32,474,161	17,311,782
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	25,796,257	22,979,576
Fair value	R$ 21,157,773	R$ 22,590,958